LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
January 1, 2020 – December 31, 2020	$ 406
January 1, 2021 – December 31, 2021	276
January 1, 2022 – December 31, 2022	229
January 1, 2023 – December 31, 2023	125
January 1, 2024 and onwards	179
long-term loans	$ 1,215